DISCONTINUED OPERATIONS (Details) (USD $)	0 Months Ended	3 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Feb. 17, 2012	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Series C Preferred Stock	Feb. 17, 2012 Hunter Disposal LLC [Member]	Dec. 31, 2012 Hunter Disposal LLC [Member]		Dec. 31, 2011 Hunter Disposal LLC [Member]	Feb. 17, 2012 Hunter Disposal LLC [Member] Series C Preferred Stock	Dec. 31, 2010 Cinco Terry Property [Member]	Dec. 31, 2012 Eagle Ford Hunter	Dec. 31, 2011 Eagle Ford Hunter	Dec. 31, 2010 Eagle Ford Hunter	Apr. 13, 2013 Eagle Ford Hunter
Discontinued operations
Equity ownership interest sold (as a percent)										100.00%									100.00%
Total consideration received										$ 9,300,000
Cash consideration received										2,200,000
Consideration received, number of shares of common stock received										1,846,722
Consideration received, value of common stock received										2,600,000
Common stock issued (in dollars per share)										$ 1.79
Consideration received, number of shares of preferred stock received														88,000
Cumulative dividend rate for cumulative preferred stock of GreenHunter Energy, Inc. (as a percent)									10.25%					10.00%
Consideration received, value of preferred stock received										2,200,000				1,900,000
Consideration received, value of promissory notes convertible into GreenHunter Energy, Inc common stock (in shares)	880,000									880,000
Consideration received, value of promissory notes convertible into GreenHunter Energy, Inc common stock, conversion price (in dollars per share)	$ 2.50									$ 2.50
Fair value of embedded derivative asset										405,000
Adjusted cash proceeds for changes in working capital to reflect the effective date of the sale							783,000						783,000
Gain on sale of discontinued operations, before tax						3,706,000	0	6,660,000			3,700,000
Gain on sale of discontinued operations, tax											1,300,000
Results reclassified to discontinued operations
Revenues											2,400,000	[1]	13,047,000		6,486,000	131,243,000	47,586,000	741,000
Operating expenses											(2,047,000)	[1]	(10,049,000)		(3,750,000)	(158,080,000)	(69,382,000)	(610,000)
Income tax expense and other											(123,000)	[1]	(1,063,000)		(1,208,000)
Gain (loss) on sale of discontinued operations, net of tax		4,325,000	185,000	0	(2,101,000)	2,409,000	0	4,329,000			2,409,000	[1]	0		4,329,000
Income Tax Expense (Benefit)						19,312,000	2,862,000	3,199,000								7,133,000	263,000	(46,000)
Income from discontinued operations, net of taxes						$ (17,065,000)	$ (19,598,000)	$ 5,942,000			$ 2,639,000	[1]	$ 1,935,000		$ 5,857,000	$ (19,704,000)	$ (21,533,000)	$ 85,000

[1]	Year ended 2012 represents operations from January 1, 2012 through February 17, 2012, the date of sale.